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                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    R. G. Niederhoffer Capital Management, Inc.
Address: 1700 Broadway
         39th Floor
         New York, NY 10019

Form 13F File Number: 28-10392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roy G. Niederhoffer
Title: President
Phone: (212) 245-0400

Signature, Place, and Date of Signing:


/s/ Roy G. Niederhoffer                 New York, New York   August 6, 2008
-------------------------------------   ------------------   --------------
Signature                               [City, State]        [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           67
Form 13F Information Table Value Total:       193941
                                          (thousands)
List of Other Included Managers:                None

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
                          TITLE OF             VALUE   SHRS. OR        PUT/  INV.  OTHER  VOTING AUTHORITY:
NAME OF ISSUER              CLASS    CUSIP   (X$1000) PRN. AMT. SH/PRN CALL DISCR. MNGR. SOLE/ SHARED/ NONE
--------------            -------- --------- -------- --------- ------ ---- ------ ----- ------------------
ALCOA                     COM      013817101     7218    202700 SH          SOLE         SOLE
BARRICK GOLD              COM      067901108     3317     72900 SH          SOLE         SOLE
AIG                       COM      026874107     4062    153500 SH          SOLE         SOLE
AK STEEL HOLDING          COM      001547108     2627     38100 SH          SOLE         SOLE
AMAZON                    COM      023135106      645      8800 SH          SOLE         SOLE
APACHE                    COM      037411105     1223      8800 SH          SOLE         SOLE
AMERICAN EXPRESS          COM      025816109      333      8800 SH          SOLE         SOLE
BANK OF AMERICA           COM      060505104     2000     83800 SH          SOLE         SOLE
BUNGE                     COM      013317810     1141     10600 SH          SOLE         SOLE
BHP BILLITON              ADR      088606108      290      3400 SH          SOLE         SOLE
BURLINGTON SANTE FE       COM      12189T104     4365     43700 SH          SOLE         SOLE
BP PLC                    ADR      055622104     2268     32600 SH          SOLE         SOLE
CITIGROUP                 COM      172967101     3032    180900 SH          SOLE         SOLE
CHESAPEAKE ENERGY         COM      165167107     4690     71100 SH          SOLE         SOLE
CME GROUP                 COM      12572Q105     5556     14500 SH          SOLE         SOLE
CONSOL ENERGY             COM      20854P109      798      7100 SH          SOLE         SOLE
CONOPHILLIPS              COM      20825C104      670      7100 SH          SOLE         SOLE
CIS SYSTEMS               COM      17275R102     5701    245100 SH          SOLE         SOLE
CSX                       COM      126408103     4698     74800 SH          SOLE         SOLE
DEERE                     COM      244199105     3678     51000 SH          SOLE         SOLE
DELL                      COM      24702R101     6038    276100 SH          SOLE         SOLE
DEVON ENERGY CORPORATION  COM      25179M103     2175     18100 SH          SOLE         SOLE
ENCANA                    COM      292505104     2466     27100 SH          SOLE         SOLE
EMC MASS                  COM      268648102     5558    378600 SH          SOLE         SOLE
FREEPORT-MCMORAN COPPER   CLASS B  35671D857     1031      8800 SH          SOLE         SOLE
FEDEX                     COM      31428X106     1568     19900 SH          SOLE         SOLE
FANNIE MAE                COM      313586109     3602    184600 SH          SOLE         SOLE
CORNING                   COM      219350105      290     12600 SH          SOLE         SOLE
GOOGLE                    CLASS A  38259P508      790      1500 SH          SOLE         SOLE
HALLIBURTON               COM      406216101     3094     58300 SH          SOLE         SOLE
HOME DEPOT                COM      437076102     1108     47300 SH          SOLE         SOLE
HEWLETT PACKARD           COM      428236103      314      7100 SH          SOLE         SOLE
INTL BUSINESS MACHINES    COM      459200101     3212     27100 SH          SOLE         SOLE
INTUITIVE SURGICAL        COM      46120E602      916      3400 SH          SOLE         SOLE
ISHARES DJ US REAL ESTATE ETF      464287739     3204     52700 SH          SOLE         SOLE
JOHNSON & JOHNSON         COM      478160104     1512     23500 SH          SOLE         SOLE
JP MORGAN CHASE           COM      46625H100     6588    192000 SH          SOLE         SOLE
COCA-COLA CO.             COM      191216100      655     12600 SH          SOLE         SOLE
LIBERTY MEDIA             CLASS A  530718105     2471     52700 SH          SOLE         SOLE
MASTERCARD                COM      7636Q1040     8656     32600 SH          SOLE         SOLE
MCDONALD'S                COM      580135101     1017     18100 SH          SOLE         SOLE
MERRILL LYNCH             COM      590188108      511     16100 SH          SOLE         SOLE
MONSANTO                  COM      61166W101    10380     82100 SH          SOLE         SOLE
MORGAN STANLEY            COM      617446448     5468    151600 SH          SOLE         SOLE
NOBLE ENERGY              COM      655044105     3087     30700 SH          SOLE         SOLE
NOKIA                     ADR      654902204     1428     58300 SH          SOLE         SOLE
NUCOR                     COM      670346105     2173     29100 SH          SOLE         SOLE
NVIDIA                    COM      67066G104     4550    243200 SH          SOLE         SOLE
ORACLE                    COM      68389X105     2648    126100 SH          SOLE         SOLE
PROCTER & GAMBLE          COM      742718109     4652     76500 SH          SOLE         SOLE
POTASH  OF SASKATCHEWAN   COM      73755L107     2011      8800 SH          SOLE         SOLE
QUALCOMM INC              COM      747525103     3882     87500 SH          SOLE         SOLE
STATE STREET              COM      857477103  806.274     12600 SH          SOLE         SOLE
SUNCOR ENERGY             CLASS A  867229106  13175.8    226700 SH          SOLE         SOLE
AT&T                      COM      00206R102 3260.224     96800 SH          SOLE         SOLE
TEXAS INSTRUMENTS         COM      882508104 1382.656     49100 SH          SOLE         SOLE
UNION PACIFIC             COM      907818108   3850.5     51000 SH          SOLE         SOLE
UNITED PARCEL SERVICE     CLASS B  911312106  436.366      7100 SH          SOLE         SOLE
UNITED TECHNOLOGIES       COM      913017109   209.78      3400 SH          SOLE         SOLE
VALERO ENERGY             COM      91913Y100  596.965     14500 SH          SOLE         SOLE
VERIZON COMMUNICATIONS    COM      92343V104 3294.809     93100 SH          SOLE         SOLE
WACHOVIA                  COM      929903102 1301.414     83800 SH          SOLE         SOLE
MEMC ELECTRONIC MTRL      COM      552715104 3021.123     49100 SH          SOLE         SOLE
WAL MART                  COM      931142103   494.56      8800 SH          SOLE         SOLE
WYETH                     COM      983024100 1040.732     21700 SH          SOLE         SOLE
XTO ENERGY                COM      98385X106 4233.918     61800 SH          SOLE         SOLE
YAHOO!                    COM      984332106 1468.926     71100 SH          SOLE         SOLE